Intangible Assets (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2020	Sep. 30, 2019
Amortization of intangible assets	$ 1,044	$ 1,398	$ 5,038	$ 5,586
Goodwill	$ 63,443		63,443	72,293
Goodwill impairment charge			$ 8,850	$ 4,300
Maximum [Member]
Estimated useful lives of intangible assets	10 years		10 years
Minimum [Member]
Estimated useful lives of intangible assets	2 years		2 years
Customer Relationships [Member] | Maximum [Member]
Estimated useful lives of intangible assets	10 years
Customer Relationships [Member] | Minimum [Member]
Estimated useful lives of intangible assets	5 years
Trade Names [Member] | Maximum [Member]
Estimated useful lives of intangible assets	10 years
Trade Names [Member] | Minimum [Member]
Estimated useful lives of intangible assets	5 years
Non-compete Agreements [Member]
Estimated useful lives of intangible assets	5 years